Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Balance	$ 236,346	$ 265,565	$ 316,952
Balance (in shares)	36,446,691
Shares issued on exercise of options	$ 6,908	$ 3,288	$ 3,996
Shares issued on exercise of options (in shares)	1,104,500	471,869	600,000
Cancellation of shares		$ (6,258)	$ (36,736)
Cancellation of shares (in shares)	0
Stock-based compensation expenses	$ 1,424	1,223	1,685
Net income (loss)	3,944	(9,534)	(13,158)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,514)	(10,205)	(2,936)
Cash dividends reversal		3	179
Cash dividends paid	(61)
Balance	$ 244,358	$ 236,346	265,565
Balance (in shares)	37,551,191	36,446,691
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 364	$ 367	$ 426
Balance (in shares)	36,446,691	36,699,572	42,618,322
Shares issued on exercise of options	$ 12	$ 4	$ 6
Shares issued on exercise of options (in shares)	1,104,500	471,869	600,000
Cancellation of shares		$ (7)	$ (65)
Cancellation of shares (in shares)		(724,750)	(6,518,750)
Balance	$ 376	$ 364	$ 367
Balance (in shares)	37,551,191	36,446,691	36,699,572
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 241,536	$ 243,280	$ 274,276
Shares issued on exercise of options	6,896	3,284	3,990
Cancellation of shares		(6,251)	(36,671)
Stock-based compensation expenses	1,424	1,223	1,685
Balance	249,856	241,536	243,280
Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	6,607	26,343	42,258
Net income (loss)	3,944	(9,534)	(13,158)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,514)	(10,205)	(2,936)
Cash dividends reversal		3	179
Cash dividends paid	(61)
Balance	(24)	6,607	26,343
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(12,161)	(4,425)	(8)
Balance	(5,850)	(12,161)	(4,425)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 236,346	265,565	316,952
Balance (in shares)	36,446,691
Shares issued on exercise of options	$ 6,908	3,288	3,996
Cancellation of shares		(6,258)	(36,736)
Stock-based compensation expenses	1,424	1,223	1,685
Net income (loss)	3,944	(9,534)	(13,158)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,514)	(10,205)	(2,936)
Cash dividends reversal		3	179
Cash dividends paid	(61)
Accumulated other comprehensive loss	6,311	(7,736)	(4,417)
Balance	$ 244,358	$ 236,346	265,565
Balance (in shares)	37,551,191	36,446,691
Parent Company | Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 364	$ 367	$ 426
Balance (in shares)	36,446,691	36,699,572	42,618,322
Shares issued on exercise of options	$ 12	$ 4	$ 6
Shares issued on exercise of options (in shares)	1,104,500	471,869	600,000
Cancellation of shares		$ (7)	$ (65)
Cancellation of shares (in shares)		(724,750)	(6,518,750)
Balance	$ 376	$ 364	$ 367
Balance (in shares)	37,551,191	36,446,691	36,699,572
Parent Company | Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 241,536	$ 243,280	$ 274,276
Shares issued on exercise of options	6,896	3,284	3,990
Cancellation of shares		(6,251)	(36,671)
Stock-based compensation expenses	1,424	1,223	1,685
Balance	249,856	241,536	243,280
Parent Company | Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	6,607	26,343	42,258
Net income (loss)	3,944	(9,534)	(13,158)
Cash dividends declared ($0.08 per share in 2015, $0.28 per share in 2016 and $0.28 per share in 2017)	(10,514)	(10,205)	(2,936)
Cash dividends reversal		3	179
Cash dividends paid	(61)
Balance	(24)	6,607	26,343
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(12,161)	(4,425)	(8)
Accumulated other comprehensive loss	6,311	(7,736)	(4,417)
Balance	$ (5,850)	$ (12,161)	$ (4,425)